Expense Example - Roundhill Daily 2X Long Meme Stock ETF - Roundhill Daily 2X Long Meme Stock ETF, Shares	Nov. 12, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 101
Expense Example, with Redemption, 3 Years	$ 315